DECHERT LLP
1900 K Street, N.W.
Washington, D.C. 20006
(202) 261-3300

October 31, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:  Brown Advisory Funds
       File Nos. 333-181202 and 811-22708

Ladies and Gentlemen:

Enclosed for filing on behalf of Brown Advisory Funds (the “Trust”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A with respect to each of the Trust’s separate investment series: Brown Advisory Growth Equity Fund; Brown Advisory Equity Income Fund; Brown Advisory Value Equity Fund; Brown Advisory Flexible Equity Fund; Brown Advisory Small-Cap Growth Fund; Brown Advisory Small-Cap Fundamental Value Fund; Brown Advisory Opportunity Fund Brown Advisory Maryland Bond Fund; Brown Advisory Intermediate Income Fund; Brown Advisory Strategic Bond Fund; Brown Advisory Sustainable Growth Fund; Brown Advisory Tax Exempt Bond Fund; Brown Advisory-Somerset  Emerging Markets Fund; Brown Advisory-WMC Strategic European Equity Fund; Brown Advisory Mortgage Securities Fund; Brown Advisory-WMC Japan Alpha Opportunities Fund; Brown Advisory Total Return Fund; Brown Advisory Multi-Strategy Fund and Brown Advisory Emerging Markets Small-Cap Fund (the “Funds”).

This filing is being made for the purposes of: (1) updating the financial information in the Registration Statement for certain of the Funds; (2) filing required exhibits to the Registration Statement; (3) incorporating comments received from the Staff in connection with Post-Effective Amendment No. 21 which was previously filed by the Trust; and (4) making such non-material and updating changes as the Trust deems necessary and appropriate in order to update the disclosure in the Registration Statement.

The Trust has indicated on the cover page of the filing that the filing is to become effective immediately upon filing on October 31, 2014 pursuant to Rule 485(b).

We hereby represent on behalf of the Trust that this Post-Effective Amendment No. 22 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please do not hesitate to contact the undersigned at (202) 261-3364 or Stephen T. Cohen at (202) 261-3304 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley